Capitalization and Equity Structure (Warrants) (Quarterly) (Details)	3 Months Ended
Mar. 31, 2014
Bridge Warrants and WTI [Member]
Class of Warrant or Right [Line Items]
Number of shares called by warrants	2,725,000
Expiration period	3 years
Exercise price	1.00
Bridge Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Number of shares called by warrants	500,000
Expiration period	5 years
Exercise price	1.00
PPO Warrants [Member]
Class of Warrant or Right [Line Items]
Number of shares called by warrants	30,300,000
Expiration period	5 years
Exercise price	2.00
PPO Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Number of shares called by warrants	2,500,000
Expiration period	5 years
Exercise price	1.00
Pre-merger Warrants [Member]
Class of Warrant or Right [Line Items]
Number of shares called by warrants	621,363
Exercise price	1.38
Pre-merger Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Expiration date	Jun. 01, 2022
Pre-merger Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Expiration date	Aug. 30, 2023
Other Warrants [Member]
Class of Warrant or Right [Line Items]
Number of shares called by warrants	225,000
Expiration period	3 years
Exercise price	1.00